Employee Benefit - Summary of Movement Of Present Value of Defined Benefit Obligation (Detail) - Present value of defined benefit obligation [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	₨ (4,495)	$ (69)	₨ (4,517)	₨ (4,987)
Reclassification to post retirement medical benefits			232
-Current service cost	(331)	(5)	(277)	(279)
-Past service cost	(820)	(13)
Benefits paid	481	9	451	1,298
Interest cost of scheme liabilities	(342)	(5)	(338)	(370)
Actuarial (losses) arising from changes in demographic assumptions			(2)
Actuarial gains / (losses) arising from changes in financial assumptions	(15)	0	6	28
Actuarial (losses)/ gains arising from experience adjustment	58	1	(50)	(207)
Ending balance	₨ (5,464)	$ (82)	₨ (4,495)	₨ (4,517)